Annual Fund Operating Expenses - PSF PGIM Government Money Market Portfolio	Apr. 26, 2021
Class I
Operating Expenses:
Management Fees	0.30%
+ Distribution and/or Service Fees (12b-1 Fees)	none
+ Other Expenses	0.04%
= Total Annual Portfolio Operating Expenses	0.34%	[1]
Class III
Operating Expenses:
Management Fees	0.30%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
+ Other Expenses	0.04%
= Total Annual Portfolio Operating Expenses	0.59%	[1]

[1]	Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio's Financial Highlights are attributable to a voluntary fee and/or expense waiver arrangement, which is not reflected in the table above.